PREFERRED STOCK DERIVATIVE LIABILITIES (Details 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Change in Warrant Derivative Liability	$ 5,765,992	$ 4,586,076	$ 2,770,912	$ 1,499,682	$ (1,444,075)	$ (1,297,998)